Bank Loans (Details)			12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 28, 2023 USD ($)	Jul. 28, 2023 CNY (¥)	May 12, 2023 USD ($)	May 12, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Oct. 24, 2022 USD ($)	Oct. 24, 2022 CNY (¥)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 USD ($)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 CNY (¥)	Jan. 24, 2022 USD ($)	Jan. 24, 2022 CNY (¥)	Dec. 13, 2018 USD ($)	Dec. 13, 2018 CNY (¥)	Dec. 12, 2018 USD ($)	Dec. 12, 2018 CNY (¥)
Bank Loans [Line Items]
Short term loan maturing term			1 year
Loan amount			$ 33,717
Loan amount obtained			3,240,954
Fixed annual interest rate												4.56%	4.56%
Repayment of principal amount			$ 7,307,218	$ 375,389	$ 76,811
New maturity date			Dec. 12, 2022
Weighted average annual interest rate			6.80%	7.90%	6.90%
Interest expenses on loans			$ 317,918	$ 158,173	$ 139,279
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained								$ 5,482,456	¥ 40,000,000	$ 1,165,022	¥ 8,500,000													$ 820,974	¥ 5,840,000	$ 702,889	¥ 5,000,000
Fixed annual interest rate								7.00%	7.00%	7.50%	7.50%													8.00%	8.00%	8.00%	8.00%
Repayment of principal amount	590,427	¥ 4,200,000
Repayment of balance amount	112,462	800,000
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained												$ 671,602	¥ 4,900,000			$ 261,475	¥ 1,860,000	$ 843,467	¥ 6,000,000	$ 365,502	¥ 2,600,000	$ 688,832	¥ 4,900,000
Fixed annual interest rate																8.10%	8.10%	5.45%	5.45%	8.10%	8.10%	4.56%	4.56%
Repayment of principal amount	64,666	¥ 460,000
Agricultural Bank of China [Member]
Bank Loans [Line Items]
Loan amount														$ 205,592	¥ 1,500,000
Fixed interest rate per annum														3.90%	3.90%
China Construction Bank [Member]
Bank Loans [Line Items]
Loan amount			$ 33,717			$ 33,717	¥ 246,000
Fixed interest rate per annum						3.90%	3.90%